Contingencies, Commitments, and Responsibilities - Additional Information (Detail) $ / shares in Units, $ in Millions		12 Months Ended
	Nov. 05, 2019	Dec. 31, 2021 CLP ($) item shares	Dec. 31, 2021 USD ($) item $ / shares shares	Dec. 31, 2020 CLP ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 HUF (Ft)
Disclosure of contingent liabilities in business combination [line items]
Provision for lawsuits and legal proceedings		$ 250		$ 545
Aggregate legal claims		29,444		22,737
Amount of pledged shares to secure Obligations related to transactions carried out with other brokers		8,661		5,325
Guarantee in cash and financial assets ceded to guarantee transactions		4,610		5,988
Guarantee ticket amount | Ft						Ft 10,000
Foreign traders guarantee amount		$ 84			$ 100,000
Number of loans endorsed | item		162	162
Principal of loan amounts		$ 1,946,822		1,766,997
Amount of available for sale securities endorsed as guarantee		$ 837,869		319,213
MCC S.A. Corredores de Bolsa [member]
Disclosure of contingent liabilities in business combination [line items]
Percentage of voting equity interests acquired		100.00%			100.00%	100.00%
Ita Corredor de Seguros Colombia S.A [Member]
Disclosure of contingent liabilities in business combination [line items]
Percentage of ownership interest acquired	20.00%
Banco Corpbanca Colombia [member]
Disclosure of contingent liabilities in business combination [line items]
Percentage of shares outstanding		12.36%	12.36%
Number of shares acquired | shares		93,306,684	93,306,684
Purchase price per share | $ / shares			$ 3.5367
Value of shares purchased			$ 329,997,749.30
Spread on variable interest rate		2.70%	2.70%
Itau Corpbanca Colombia S.A. [member]
Disclosure of contingent liabilities in business combination [line items]
Provision for lawsuits and legal proceedings		$ 464		94
Aggregate legal claims		40,813		35,043
Itau Chile Administradora General de Fondos S.A. [member]
Disclosure of contingent liabilities in business combination [line items]
Provision for lawsuits and legal proceedings		0
Aggregate legal claims		39		$ 0
Legal Claims, Amount Excluding Damages		$ 95